Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ (13,316)	¥ (14,738)	¥ (11,507)
Foreign currency translation adjustments, Change during the year	17,250	864	(3,231)
Foreign currency translation adjustments, Reclassification adjustments		558
Foreign currency translation adjustments	17,250	1,422	(3,231)
Foreign currency translation adjustments, Ending Balance	3,934	(13,316)	(14,738)
Net unrealized gains (losses) on securities, Beginning Balance	1,375	773	832
Net unrealized gains (losses) on securities, Change during the year	165	(216)	(311)
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	9	818	252
Net unrealized gains (losses) arising during the year	174	602	(59)
Net unrealized gains (losses) on securities, Ending Balance	1,549	1,375	773
Pension related adjustment, Beginning Balance	(10,633)	(4,305)	(4,184)
Pension related adjustment, Change during the year	(2,251)	(6,565)	(401)
Pension related adjustment, Reclassification adjustments for realized portion	472	237	280
Pension related adjustment	(1,779)	(6,328)	(121)
Pension related adjustment, Closing Balance	(12,412)	(10,633)	(4,305)
Net unrealized gains (losses) on derivative instruments, Beginning Balance
Net unrealized gains (losses) on derivative instruments, Change during the year		(55)
Net unrealized gains (losses) on derivative instruments, Reclassification adjustments		55
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses) on derivative instruments, Ending Balance
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	(22,574)	(18,270)	(14,859)
Accumulated other comprehensive income (loss), Change during the year	15,164	(5,972)	(3,943)
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	481	1,668	532
Total other comprehensive income (loss)	15,645	(4,304)	(3,411)
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ (6,929)	¥ (22,574)	¥ (18,270)